Condensed Interim Statements of Cash Flows ₪ in Thousands, $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2020 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)
Cash flows from operating activities:
Net loss | ₪		₪ (41,978)	₪ (47,389)	₪ (45,673)		₪ (46,823)	₪ (109,194)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | ₪		603	263	1,204		525	1,645
Net financial expenses | ₪		21,601	5,621	13,062		3,378	15,902
Capital gain | ₪				(160)
Increase in liability with respect to loans from others | ₪		4,257	22,179	(1,739)		16,611	14,083
Increase (decrease) in liability with respect to government grants | ₪		(305)	53	(2,126)		(22)	169
Share-based compensation | ₪		3,326	4,065	3,530		4,124	3,684
Change in employee benefit liabilities, net | ₪		2	2	3		4	7
Total adjustments to profit and loss | ₪		29,484	32,183	13,774		24,620	35,490
Decrease (increase) in other receivables | ₪		(927)	596	(1,811)		(293)	309
Increase (decrease) in trade payables | ₪		792	(7,272)	(12,992)		(12,746)	(3,661)
Increase in other payables | ₪		801	73	405		272	127
Total changes in asset and liability | ₪		666	(6,603)	(14,398)		(12,767)	(3,225)
Interest paid | ₪		(12)	(44)	(24)		(110)	(131)
Interest received | ₪		1	1	1		1	2
Total cash paid and received | ₪		(11)	(43)	(23)		(109)	(129)
Net cash used in operating activities | ₪		(11,839)	(21,852)	(46,320)		(35,079)	(77,058)
Cash Flows from Investing Activities:
Purchase of property and equipment | ₪		(1,315)	(1,084)	(2,687)		(4,277)	(7,429)
Proceeds from sale of property and equipment | ₪				160
Increase (decrease) in other long term assets | ₪		8	201	(381)		230	230
Net cash used in investing activities | ₪		(1,307)	(883)	(2,908)		(4,047)	(7,199)
Cash Flows from Financing Activities:
Proceeds from loan from others | ₪							15,337
Repayment of operating lease liabilities | ₪		(310)	(315)	(622)		(629)	(581)
Proceeds from exercise of warrants to public | ₪		10,344	188	14,790		188	188
Proceeds from issuance of shares and options | ₪							70,270
Net cash provided by (used in) financing activities | ₪		10,034	(127)	14,168		(441)	85,214
Exchange differences on balances of cash and cash equivalents | ₪		(642)	(599)	1,345		(2,400)	(4,373)
Decrease in cash and cash equivalents | ₪		(3,754)	(23,461)	(33,715)		(41,967)	(3,416)
Balance of cash and cash equivalents at the beginning of the period | ₪		42,506	57,377	72,467		75,883	75,883
Balance of cash and cash equivalents at the end of the period | ₪		38,752	33,916	38,752		33,916	72,467
Exercise of warrants to the public | ₪		₪ 27,690	₪ 1,214	₪ 30,484		₪ 1,214	₪ 1,214
USD
Cash flows from operating activities:
Net loss | $					$ (13,177)
Adjustments to profit and loss items:
Depreciation of property, plant and equipment and right-of-use assets | $					347
Net financial expenses | $					3,769
Capital gain | $					(46)
Increase in liability with respect to loans from others | $					(502)
Increase (decrease) in liability with respect to government grants | $					(613)
Share-based compensation | $					1,018
Change in employee benefit liabilities, net | $					1
Total adjustments to profit and loss | $					3,974
Decrease (increase) in other receivables | $					(523)
Increase (decrease) in trade payables | $					(3,748)
Increase in other payables | $					117
Total changes in asset and liability | $					(4,154)
Interest paid | $					(7)
Interest received | $	[1]
Total cash paid and received | $					(7)
Net cash used in operating activities | $					(13,364)
Cash Flows from Investing Activities:
Purchase of property and equipment | $					(775)
Proceeds from sale of property and equipment | $					46
Increase (decrease) in other long term assets | $					(110)
Net cash used in investing activities | $					(839)
Cash Flows from Financing Activities:
Proceeds from loan from others | $
Repayment of operating lease liabilities | $					(179)
Proceeds from exercise of warrants to public | $					4,267
Proceeds from issuance of shares and options | $
Net cash provided by (used in) financing activities | $					4,088
Exchange differences on balances of cash and cash equivalents | $					388
Decrease in cash and cash equivalents | $					(9,727)
Balance of cash and cash equivalents at the beginning of the period | $					20,908
Balance of cash and cash equivalents at the end of the period | $					11,181
Exercise of warrants to the public | $					$ 8,795

[1]	Represents less than NIS\USD 1.